Derivative Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Reclassification of derivative liabilities to equity				$ (2,037)
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of period	2,234	807	807	2,852
Recognition of derivative liabilities			3,064	3,928
Change in fair value	(907)	(175)	(1,637)	(3,936)
Reclassification of derivative liabilities to equity			0	(2,037)
Balance at end of period	$ 1,327	$ 632	$ 2,234	$ 807